PROPERTY, PLANT, AND EQUIPMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment consisted of the following:

	September 30, 2012	December 31, 2011
Machinery and equipment	$86,465	$86,465
Less: Accumulated depreciation	(18,968)	(5,998)
Property, plant, and equipment, net	$67,497	$80,467

Property, plant and equipment consisted of the following:

	December 31, 2011	December 31, 2010
Machinery and equipment	$86,465	$—
Less: Accumulated depreciation	(5,998)	—
Property, plant, and equipment, net	$80,467	$—